5 Risk management (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of risk management [Line Items]
Cash and cash equivalents	R$ 396,401	R$ 2,253,210	R$ 3,029,191	R$ 2,283,047
Financial investments	3,411,146	0
Restricted cash	35,742	26,018
Trade receivables	2,450,986	2,353,027
Water National Agency - ANA	26,463	32,466
Other receivables	246,110	194,178
Borrowings and financing	17,258,624	13,244,709	R$ 13,152,796	R$ 12,100,966
Accounts payables to suppliers and contractors	263,741	369,631
Services payable	453,750	474,078
Program contract commitments	231,480	377,253
Public-Private Partnership - PPP	3,175,273	3,293,980
Fair value [member]
Summary of risk management [Line Items]
Cash and cash equivalents	396,401	2,253,210
Financial investments	3,411,146
Restricted cash	35,742	26,018
Trade receivables	2,450,986	2,353,027
Water National Agency - ANA	26,463	32,466
Other receivables	246,110	194,178
Borrowings and financing	17,702,649	13,937,611
Accounts payables to suppliers and contractors	263,741	369,631
Services payable	453,750	474,078
Program contract commitments	231,480	377,253
Public-Private Partnership - PPP	R$ 3,175,273	R$ 3,293,980